Income Taxes - Summary of Components of Current and Deferred Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses	¥ 20,561		¥ 20,118	¥ 14,265
Deferred tax expenses	(11,366)	$ (1,742)	(7,930)	(8,943)
Income tax expenses net	¥ 9,195	$ 1,409	¥ 12,188	¥ 5,322